Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Prospectus Date	rr_ProspectusDate	Feb. 03, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2020